Note 21 - Non-current assets and disposal groups classified as held for sale (Table)	12 Months Ended
Dec. 31, 2018
Non-current assets and disposal groups classified as held for sale Abstract
Non-current assets and disposal groups classified as held for sale. Breakdown by items
Non-current assets and disposal groups classified as held for sale Breakdown by items (Millions of euros)
	2018	2017	2016
Foreclosures and recoveries	2.211	6.207	4.225
Foreclosures (*)	2.135	6.047	4.057
Recoveries from financial leases	76	160	168
Other assets from tangible assets	433	447	1.181
Property, plant and equipment	276	447	378
Operating leases	-	-	803
Investment properties (*)	158	-	-
Business sale - Assets (**)	29	18.623	40
Accrued amortization (***)	(44)	(77)	(116)
Impairment losses	(628)	(1.348)	(1.727)
Total Non-current assets and disposal groups classified as held for sale	2.001	23.853	3.603

(*) Corresponds mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).

(**) Corresponds mainly to the BBVA´s stake in BBVA Chile (see Note 3).

(***) Amortization accumulated until related asset reclassified as “non-current assets and disposal groups held for sale”.

Non-current assets and disposal groups classified as held for sale Explanatory
Non-current assets and disposal groups classified as held for sale Changes in the year 2018 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets (**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		6.047	160	371	18.623	25.201
Additions		637	55	4	-	696
Retirements (sales and other decreases)		(4.354)	(135)	(227)	(18.594)	(23.310)
Transfers, other movements and exchange differences		(195)	(4)	241	-	42
Balance at the end		2.135	76	389	29	2.629

Impairment (2)
Balance at the beginning		1.102	52	194	-	1.348
Additions	50	195	11	2	-	208
Retirements (sales and other decreases)		(793)	(37)	(101)	-	(931)
Other movements and exchange differences		(22)	(4)	29	-	3
Balance at the end		482	22	124	-	628
Balance at the end of Net carrying value (1)-(2)		1.653	54	265	29	2.001

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale.

(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).

Non-current assets and disposal groups classified as held for sale Changes in the year 2017 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		4.057	168	1.065	40	5.330
Additions		791	45	1	-	837
Retirements (sales and other decreases)		(1.037)	(49)	(131)	-	(1.217)
Transfers, other movements and exchange differences		2.236	(4)	(564)	18.583	20.251
Balance at the end		6.047	160	371	18.623	25.201

Impairment (2)
Balance at the beginning		1.237	47	443	-	1.727
Additions	50	143	14	1	-	158
Retirements (sales and other decreases)		(272)	(7)	(42)	-	(321)
Other movements and exchange differences		(6)	(2)	(208)	-	(216)
Balance at the end		1.102	52	194	-	1.348
Balance at the end of Net carrying value (1)-(2)		4.945	108	177	18.623	23.853

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale.

(**) The variation corresponds mainly to the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).

Non-current assets and disposal groups classified as held for sale Changes in the year 2016 (Millions of euros)
		Foreclosed Assets		From Own Use Assets (*)	Other assets(**)	Total
	Notes	Foreclosed Assets through Auction Proceeding	Recovered Assets from Finance Leases
Cost (1)
Balance at the beginning		3.775	216	626	37	4.654
Additions		582	57	23	-	662
Retirements (sales and other decreases)		(779)	(77)	(170)	3	(1.023)
Transfers, other movements and exchange differences		480	(28)	586	-	1.037
Balance at the end		4.057	168	1.065	40	5.330

Impairment (2)
Balance at the beginning		994	52	240	-	1.285
Additions	50	129	3	5	-	136
Retirements (sales and other decreases)		(153)	(6)	(33)	-	(192)
Other movements and exchange differences		268	(2)	232	-	499
Balance at the end		1.237	47	443	-	1.727
Balance at the end of Net carrying value (1)-(2)		2.820	121	621	40	3.603

(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale.